Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Composition of Share Capital

	December 31		December 31
	2022	2021	2022	2021
	Registered		Issued and paid-up

Ordinary shares with no par value **	100,000,000	100,000,000	45,572,690	45,133,945

**	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. The amounts of shares and options are shown after the reverse split.

Schedule of Changes in Share Capital
Number of shares
Balance as of January 1, 2022	45,133,945
Issuance of shares (Note 17N)	438,745
Balance as of December 31, 2022	45,572,690

Schedule of Share-based Payment Expenses

The expense which was recognized in the financial statements for received services is presented in the following table:

	For the year ended December 31
	2022	2021	2020
	NIS in thousands

Total expenses recognized from share-based payment transactions	8,907	6,452	10,008

Schedule of Share-based Payment Arrangements

During the period ended December 31, 2022, the Company had share-based payment arrangements as described below:

Grant date	05/2022	09/2022	11/2022
Number granted	596,937	460,000	287,131
Contractual life	4	4	4
Vesting immediate	6%	6%	6%
Vesting period - rest	48 months	48 months	48 months
Exercise price (NIS)	20.68	21.76	16.96
Economic value of all options (B&S) as of the grant date (NIS in thousands)	5,632	1,568	1,586
Data and economic assumptions in the model:
Share price (in NIS)	23.84	15.68	17.70
Risk-free interest rate	0.30%	0.30%	0.33%
Volatility rate	40.87%	40.99%	37.48%
Options as of January 1, 2022	-	-	-
Granted options:	596,937	460,000	287,131
Vested options	146,161	86,250	35,891
Options exercised into shares	-	-	-
Expired options:	-	-	-
Options exercisable as of December 31, 2022:	146,161	86,250	35,891

Schedule of Share Options Activity

Presented below is a table listing the number of share options, the weighted average of their exercise prices, and the changes which were made to the employee options plans during the current year:

	2022		2021**		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS		NIS

Share options at beginning of year	2,257,753	17.06	1,199,791	15.40	6,634,183	3.77
Share options which were granted during the year	1,344,068	20.25	1,201,426	18.88	54,000	5.65
Share options which were forfeited during the year	128,438	6.90	132,688	18.38	-	-
Share options which expired during the year	71,270	4.84	674	18.38	1,070,000	5.06
Share options which were exercised during the year	-	-	10,103	18.38	280,000	2.09

Share options at end of year	3,402,113	11.44	2,257,753	17.06	5,338,183	3.46

Exercisable share options at year end	1,923,260	6.86	1,413,615	15.90	5,252,203	1